Securities (Tables)	12 Months Ended
Dec. 31, 2023
Securities [Abstract]
Amortized Cost and Fair Value of Securities Available-for-sale
The following table summarizes the amortized cost and fair value of securities available for sale and securities held to maturity at December 31, 2023 and 2022, and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) and gross unrecognized gains and losses:
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities Available for Sale
December 31, 2023
U.S. Government securities	$52,174	$—	$(1,877)	$50,297
U.S. Government sponsored entity securities	6,527	—	(650)	5,877
Agency mortgage-backed securities, residential	118,218	—	(12,134)	106,084
Total securities	$176,919	$—	$(14,661)	$162,258

December 31, 2022
U.S. Government securities	$57,698	$—	$(2,906)	$54,792
U.S. Government sponsored entity securities	8,845	—	(862)	7,983
Agency mortgage-backed securities, residential	136,282	—	(14,983)	121,299
Total securities	$202,825	$—	$(18,751)	$184,074

Amortized Cost and Fair Value of Securities Held-to-maturity
	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Estimated Fair Value	Allowance for Credit Losses
Securities Held to Maturity
December 31, 2023
Obligations of states and political subdivisions	$7,987	$17	$(615)	$7,389	$(2)
Agency mortgage-backed securities, residential	1	—	—	1	—
Total securities	$7,988	$17	$(615)	$7,390	$(2)

December 31, 2022
Obligations of states and political subdivisions	$9,225	$32	$(798)	$8,459
Agency mortgage-backed securities, residential	1	—	—	1
Total securities	$9,226	$32	$(798)	$8,460

Amortized Cost and Fair Value of Securities by Contractual Maturity	Securities not due at a single maturity are shown separately.

	Available for Sale		Held to Maturity
Debt Securities:	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$17,424	$17,257	$397	$392
Due in one to five years	41,277	38,917	3,974	3,780
Due in five to ten years	—	—	1,490	1,297
Due after ten years	—	—	2,126	1,920
Agency mortgage-backed securities, residential	118,218	106,084	1	1
Total debt securities	$176,919	$162,258	$7,988	$7,390

Securities with Unrealized Losses in Continuous Unrealized Loss Position
The following table summarizes debt securities available for sale in an unrealized loss position for which an ACL has not been recorded at December 31, 2023 and December 31, 2022, aggregated by major security type and length of time in a continuous unrealized loss position:
December 31, 2023	Less than 12 Months		12 Months or More		Total
Securities Available for Sale	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Government securities	$9,474	$(52)	$40,823	$(1,825)	$50,297	$(1,877)
U.S. Government sponsored entity securities	—	—	5,877	(650)	5,877	(650)
Agency mortgage-backed securities, residential	—	—	106,084	(12,134)	106,084	(12,134)
Total available for sale	$9,474	$(52)	$152,784	$(14,609)	$162,258	$(14,661)

December 31, 2022	Less than 12 Months		12 Months or More		Total
Securities Available for Sale	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Government securities	$36,460	$(977)	$18,332	$(1,929)	$54,792	$(2,906)
U.S. Government sponsored entity securities	2,786	(60)	5,197	(802)	7,983	(862)
Agency mortgage-backed securities, residential	71,510	(7,178)	49,789	(7,805)	121,299	(14,983)
Total available for sale	$110,756	$(8,215)	$73,318	$(10,536)	$184,074	$(18,751)

Allowance for Credit Losses for Held to Maturity Debt Securities
The following table presents the activity in the ACL for held to maturity debt securities for the year ended December 31, 2023:

Held to Maturity Debt Securities	2023
Allowance for credit losses:
Beginning balance	$—
Impact of adopting ASC 326	3
Provision for (recovery of) credit loss expense	(1)
Allowance for credit losses ending balance	$2